CONTRACT LIABILITIES - Narrative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract Liabilities [Line Items]
Revenue from contract liabilities	¥ 211,219,000	¥ 455,328,000
Advances Received From Customers [Member]
Contract Liabilities [Line Items]
Revenue from contract liabilities	182,873,000	435,213,000
Frequent Traveller Program [Member]
Contract Liabilities [Line Items]
Revenue from contract liabilities	¥ 28,346,000	¥ 20,115,443